Merchant Accounts Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Merchant Accounts Payable [Abstract]
Merchant Accounts Payable

Note 5. Merchant Accounts Payable

Merchant accounts payable represents amounts owed to merchants related to orders placed on the Sezzle Platform. Merchant accounts payable in total were $65,274,028 and $83,020,739 as of March 31, 2023 and December 31, 2022, respectively, as disclosed in the consolidated balance sheets.

We offer our merchants an interest bearing program in which merchants may defer payment from us in exchange for interest. Within merchant accounts payable, $51,340,505 and $66,469,982 were recorded within the merchant interest program balance as of March 31, 2023 and December 31, 2022, respectively.

Effective March 20, 2023, all deferred payments retained in the program bear interest at a fixed rate of 5.2% on an annual basis, compounding daily. Prior to that, during 2023 deferred payments retained in the program bore interest at a fixed rate of 3.8% on an annual basis, compounding daily. The weighted average annual percentage yield and related interest expense was 4.04% and $581,120, and 3.19% and $593,576 for the three months ended March 31, 2023 and 2022, respectively.

Deferred payments are due on demand, up to $250,000 during any seven day period, at the request of the merchant. Any request larger than $250,000 is processed within seven to ten days. We reserve the right to impose additional limits on the program and make changes to the program without notice or limits. These limits and changes to the program can include but are not limited to: maximum balances, withdrawal amount limits, and withdrawal frequency.

Note 5. Merchant Accounts Payable

Merchant accounts payable represents amounts owed to merchants related to orders placed on the Sezzle Platform. Merchant accounts payable in total were $83,020,739 and $96,516,668 as of December 31, 2022 and 2021, respectively, as disclosed in the consolidated balance sheets.

We offer our merchants an interest bearing program in which merchants may defer payment from us in exchange for interest. Within merchant accounts payable, $66,469,982 and $78,097,910 were recorded within the merchant interest program balance as of December 31, 2022 and 2021, respectively.

Effective August 1, 2022, all deferred payments retained in the program bear interest at a fixed rate of 3.8% on an annual basis, compounding daily. Between March 1, 2022 and July 31, 2022 deferred payments retained in the program bore interest at the Secured Overnight Financing Rate (“SOFR”) plus three percent on an annual basis, compounding daily, and prior to March 1, 2022 the LIBOR daily (3 month) rate plus three percent on an annual basis, compounding daily. The weighted average annual percentage yield and related interest expense was 3.56% and $2,484,997, and 3.22% and $2,314,770 for the years ended December 31, 2022 and 2021, respectively.

Deferred payments are due on demand, up to $250,000 during any seven day period, at the request of the merchant. Any request larger than $250,000 is processed within seven to ten days. We reserve the right to impose additional limits on the program and make changes to the program without notice or limits. These limits and changes to the program can include but are not limited to: maximum balances, withdrawal amount limits, and withdrawal frequency.